SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Issuance of New Option Awards

In January 2022, the Company granted to its employees, consultants, executive board 1,307,239 options under the Incentive Plan, to purchase the number of shares of the Company’s stock. The exercise price of each option ranged from $1.06 to $2.13. The options were either fully vested at date of grant or included various vesting periods up to four years or completion of defined performance goals.

Issuance of Warrants

In January 2022, the Company granted 350,000 warrants.

Investment in the Company by Tiziana

On March 31, 2022, the Company issued 1,337,970 shares in the Company’s stock to Tiziana Life Sciences Ltd, pursuant to a commitment made in October 2020 to purchase $2,675,940 (£2,000,000) shares in Accustem when the company listed its common stock.

Appointment of Executive Leadership Team

On March 3, 2022, the Company announced the appointment of a CEO, Wendy Blosser. Also joining the leadership team are Jeff Fensterer, as Chief Operations Officer, and Joe Flanagan, as Chief Business Officer.